Equity (Details Textual) - USD ($)		1 Months Ended			6 Months Ended		12 Months Ended
	Aug. 14, 2019	Jul. 30, 2019	May 24, 2019	Nov. 21, 2017	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 05, 2020	Jun. 30, 2019
Equity (Textual)
Common stock, shares authorized					150,000,000		150,000,000
Common stock, shares issued					79,491,998		45,188,648
Common stock, shares outstanding					79,491,998		45,188,648
Value of services total amount					$ 222,505
Warrants outstanding					2,396,747	2,396,747	2,396,747		2,396,747
Fair value of warrants					$ (845,683)	$ (15,330)
Placement Agent Warrants [Member]
Equity (Textual)
Warrants to purchase ordinary shares			227,600
Warrants issuance of period			5 years
Warrants exercise price per share			$ 1.86
Fair value of warrants					30,954		$ 246,718
Registered direct offering warrants [Member]
Equity (Textual)
Warrants to purchase ordinary shares			1,809,420
Warrants issuance of period			5 years
Warrants exercise price per share			$ 1.86
Fair value of warrants					$ 246,081		$ 895,663
Ordinary Shares [Member]
Equity (Textual)
Common stock, shares authorized					100,000,000
Common stock, shares issued								8,834
Private placement warrants [Member]
Equity (Textual)
Issuance of shares				1,798,635
Warrants issuance of period				5 years
Warrants exercise price per share				$ 1.31
Private warrants to shareholder				359,727
Warrants outstanding					359,727		359,727
Fair value of warrants					$ 27,699		$ 142,092
Warrant [Member]
Equity (Textual)
Warrants, description					Among the 2,396,747 shares of warrants, 359,727 shares will expire on November 20, 2022, 2,037,020 shares will be expire on May 23, 2024.
Securities purchase agreement [Member] | Common Stocks [Member]
Equity (Textual)
Sale of stock ordinary shares	15,000,000	18,750,000
Sale of stock par value per share	$ 0.4	$ 0.32
Gross proceeds of value	$ 6,000,000	$ 6,000,000
Net proceeds of value	$ 5,500,000	$ 5,500,000